Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended
	Feb. 29, 2012	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Civil penalty	$ 23,010
Estimated employee agreement benefit		$ 500,000
Expected percentage payment, insurance carrier		30.00%